Carillon Scout Mid Cap Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 1.5%
BWX Technologies, Inc.	168,799	$18,348,451
Textron, Inc.	314,392	27,848,844
		46,197,295

Automobile Components - 0.3%
Aptiv PLC (a)	131,974	9,503,448

Automobiles - 0.7%
Thor Industries, Inc.	188,122	20,672,727

Banks - 3.7%
Citizens Financial Group, Inc.	738,478	30,329,291
First Horizon Corp.	3,706,137	57,556,308
Huntington Bancshares, Inc.	1,961,094	28,828,082
		116,713,681

Beverages - 1.5%
Brown-Forman Corp. - Class B	460,970	22,679,724
Monster Beverage Corp. (a)	443,036	23,113,188
		45,792,912

Biotechnology - 0.7%
Neurocrine Biosciences, Inc. (a)	196,571	22,648,911

Building Products - 1.9%
Carlisle Cos, Inc.	36,728	16,518,418
Carrier Global Corp.	249,832	20,108,978
Owens Corning	139,895	24,694,265
		61,321,661

Capital Markets - 4.7%
Cboe Global Markets, Inc.	292,765	59,978,766
Evercore, Inc. - Class A	146,831	37,198,166
Interactive Brokers Group, Inc. - Class A	83,481	11,633,912
Morningstar, Inc.	37,486	11,962,532
Robinhood Markets, Inc. - Class A (a)	434,703	10,180,744
StepStone Group, Inc. - Class A	305,842	17,381,001
		148,335,121

Chemicals - 1.6%
Corteva, Inc.	273,428	16,074,832
DuPont de Nemours, Inc.	209,826	18,697,595
Westlake Corp.	105,332	15,830,346
		50,602,773

Commercial Services & Supplies - 1.5%
Clean Harbors, Inc. (a)	69,111	16,704,820
RB Global, Inc.	361,201	29,073,068
		45,777,888

Communications Equipment - 0.9%
Ciena Corp. (a)	468,100	28,830,279

Construction & Engineering - 1.6%
Quanta Services, Inc.	170,096	50,714,122

Construction Materials - 1.8%
Eagle Materials, Inc.	85,436	24,575,666
Martin Marietta Materials, Inc.	59,025	31,770,206
		56,345,872

Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores, Inc.	128,178	48,157,756

Distributors - 0.6%
LKQ Corp.	440,995	17,604,520

Electric Utilities - 1.8%
PPL Corp.	1,750,820	57,917,126

Electrical Equipment - 3.1%
AMETEK, Inc.	103,722	17,810,105
GE Vernova, Inc. (a)	62,591	15,959,453
Hubbell, Inc.	74,274	31,815,268
NEXTracker, Inc. - Class A (a)	273,968	10,268,321
Vertiv Holdings Co. - Class A	218,811	21,769,506
		97,622,653

Electronic Equipment, Instruments & Components - 1.3%
Celestica, Inc. (a)	268,845	13,743,356
Cognex Corp.	191,903	7,772,072
Keysight Technologies, Inc. (a)	124,198	19,738,788
		41,254,216

Energy Equipment & Services - 0.5%
Noble Corp. PLC	461,363	16,673,659

Entertainment - 2.1%
Live Nation Entertainment, Inc. (a)	157,757	17,272,814
Take-Two Interactive Software, Inc. (a)	158,940	24,430,667
TKO Group Holdings, Inc. (a)	204,936	25,352,633
		67,056,114

Financial Services - 2.6%
Corebridge Financial, Inc.	656,607	19,146,660
Jack Henry & Associates, Inc.	76,527	13,510,077
Shift4 Payments, Inc. - Class A (a)	572,107	50,688,680
		83,345,417

Food Products - 1.7%
Darling Ingredients, Inc. (a)	720,733	26,782,438
The Hershey Co.	138,455	26,552,900
		53,335,338

Gas Utilities - 1.0%
Atmos Energy Corp.	221,312	30,698,187

Ground Transportation - 1.3%
Knight-Swift Transportation Holdings, Inc.	177,796	9,592,094
U-Haul Holding Co.	310,442	22,351,824
XPO, Inc. (a)	80,366	8,640,149
		40,584,067

Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (a)	51,678	13,142,749
Edwards Lifesciences Corp. (a)	724,107	47,783,821
GE HealthCare Technologies, Inc.	358,106	33,608,248
		94,534,818

Health Care Providers & Services - 5.6%
Cencora, Inc.	220,391	49,605,606
Centene Corp. (a)	654,166	49,245,616
Encompass Health Corp.	556,851	53,814,081
Henry Schein, Inc. (a)	308,283	22,473,831
		175,139,134

Hotel & Resort REITs - 0.5%
Host Hotels & Resorts, Inc.	867,979	15,276,430

Hotels, Restaurants & Leisure - 3.2%
Boyd Gaming Corp.	435,488	28,154,299
Las Vegas Sands Corp.	396,646	19,967,160
Texas Roadhouse, Inc.	110,775	19,562,865
Viking Holdings Ltd. (a)	947,618	33,062,392
		100,746,716

Household Durables - 3.1%
D.R. Horton, Inc.	207,492	39,583,249
NVR, Inc. (a)	2,257	22,145,232
SharkNinja, Inc.	319,953	34,782,091
		96,510,572

Household Products - 0.7%
Church & Dwight Co., Inc.	211,501	22,148,385

Industrial REITs - 2.4%
EastGroup Properties, Inc.	136,310	25,465,434
STAG Industrial, Inc.	1,286,839	50,302,537
		75,767,971

Insurance - 3.9%
Arch Capital Group Ltd. (a)	174,793	19,555,841
Axis Capital Holdings Ltd.	479,533	38,175,622
Brown & Brown, Inc.	169,067	17,515,341
Everest Group Ltd.	70,595	27,661,239
White Mountains Insurance Group Ltd.	12,402	21,036,272
		123,944,315

IT Services - 1.1%
Gartner, Inc. (a)	35,885	18,185,082
MongoDB, Inc. (a)	63,565	17,184,798
		35,369,880

Leisure Products - 0.9%
Brunswick Corp.	322,869	27,062,880

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	196,711	29,207,649

Machinery - 2.4%
Chart Industries, Inc. (a)	134,316	16,673,988
Parker-Hannifin Corp.	50,884	32,149,529
Xylem, Inc.	191,728	25,889,032
		74,712,549

Marine Transportation - 0.7%
Kirby Corp. (a)	172,725	21,146,722

Media - 1.3%
Omnicom Group, Inc.	387,445	40,057,938

Metals & Mining - 2.7%
Agnico Eagle Mines Ltd.	204,498	16,474,359
Alamos Gold, Inc. - Class A	880,107	17,549,333
ATI, Inc. (a)	459,035	30,714,032
Freeport-McMoRan, Inc.	413,947	20,664,234
		85,401,958

Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp.	2,376,553	24,858,744

Multi-Utilities - 3.1%
CenterPoint Energy, Inc.	1,906,872	56,100,174
WEC Energy Group, Inc.	429,820	41,340,088
		97,440,262

Office REITs - 0.5%
Cousins Properties, Inc.	519,800	15,323,704

Oil, Gas & Consumable Fuels - 4.5%
Cheniere Energy, Inc.	118,928	21,388,011
EQT Corp.	1,249,384	45,777,430
Targa Resources Corp.	104,917	15,528,765
Viper Energy, Inc.	1,319,171	59,507,804
		142,202,010

Passenger Airlines - 0.9%
Delta Air Lines, Inc.	579,015	29,408,172

Professional Services - 1.2%
Booz Allen Hamilton Holding Corp.	159,010	25,880,468
Paycom Software, Inc.	75,265	12,536,891
		38,417,359

Real Estate Management & Development - 0.7%
CoStar Group, Inc. (a)	288,891	21,793,937

Residential REITs - 2.4%
Mid-America Apartment Communities, Inc.	355,003	56,409,977
UDR, Inc.	457,722	20,753,115
		77,163,092

Retail REITs - 2.2%
Agree Realty Corp.	925,877	69,746,314

Semiconductors & Semiconductor Equipment - 3.5%
Allegro MicroSystems, Inc. (a)	537,197	12,516,690
Marvell Technology, Inc.	462,847	33,380,526
Microchip Technology, Inc.	373,437	29,983,257
Monolithic Power Systems, Inc.	14,925	13,798,162
Rambus, Inc. (a)	145,092	6,125,784
Teradyne, Inc.	107,045	14,336,537
		110,140,956

Software - 3.3%
AppLovin Corp. - Class A (a)	277,776	36,263,657
Palantir Technologies, Inc. - Class A (a)	717,540	26,692,488
Workday, Inc. - Class A (a)	90,694	22,166,521
Zscaler, Inc. (a)	103,713	17,728,700
		102,851,366

Specialty Retail - 3.1%
Murphy USA, Inc.	61,195	30,161,180
O'Reilly Automotive, Inc. (a)	17,888	20,599,821
Ross Stores, Inc.	94,141	14,169,162
Tractor Supply Co.	31,345	9,119,201
Ulta Beauty, Inc. (a)	63,862	24,849,981
		98,899,345

Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc. - Class A (a)	172,600	8,671,424

Trading Companies & Distributors - 1.0%
United Rentals, Inc.	40,345	32,668,557
TOTAL COMMON STOCKS (Cost $2,411,374,058)		3,144,318,902

TOTAL INVESTMENTS - 99.8% (Cost $2,411,374,058)		3,144,318,902
Other Assets in Excess of Liabilities - 0.2%		6,497,871
TOTAL NET ASSETS - 100.0%		$3,150,816,773

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon Scout Mid Cap Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,144,318,902	$–	$–	$3,144,318,902
Total Investments	$3,144,318,902	$–	$–	$3,144,318,902

Refer to the Schedule of Investments for further disaggregation of investment categories.